10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Notes Payable - Related Parties And Fair Value Measurements
Convertible notes payable summary

As of December 31, 2017, the following summarizes amounts owed under convertible notes payable:

	Amount	Discount	Convertible Notes Payable, net of discount
Evey Note	$62,616	$–	$62,616
Pegasus Note	100,000	–	100,000
“Lender” Note	1,500,000	175,668	1,324,332
	$1,662,616	$175,668	$1,486,948

As of December 31, 2018, the following summarizes amounts owed under convertible notes payable:

	Amount	Unamortized Discount	Convertible Notes Payable, net of discount
Evey Note	$50,616	$15,480	$35,136
“Lender” Note	1,500,000	430,901	1,069,099
Convertible Notes Payable - Current Portion	$1,550,616	$446,381	$1,104,235

Pegasus Note	$100,000	$–	$100,000
Convertible Notes Payable - Long Term Portion	$100,000	$–	$100,000

Summary of activity of Level 3 liabilities

The following is a summary of activity of Level 3 liabilities for the periods ended December 31, 2017:

Balance at December 31, 2016	$107,081
Gain on debt extinguishment	(107,081)
Balance at December 31, 2017	$–